Expense Example {- Fidelity Pennsylvania Municipal Income Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-10 - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616